Material accounting policies - Schedule of Detailed Information About Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2023
Computer equipment | Bottom of range
Disclosure of joint ventures [line items]
Property, plant and equipment useful lives (in years)	3 years
Computer equipment | Top of range
Disclosure of joint ventures [line items]
Property, plant and equipment useful lives (in years)	10 years
Furniture and fixtures | Bottom of range
Disclosure of joint ventures [line items]
Property, plant and equipment useful lives (in years)	5 years
Furniture and fixtures | Top of range
Disclosure of joint ventures [line items]
Property, plant and equipment useful lives (in years)	10 years
Production and test equipment | Bottom of range
Disclosure of joint ventures [line items]
Property, plant and equipment useful lives (in years)	4 years
Production and test equipment | Top of range
Disclosure of joint ventures [line items]
Property, plant and equipment useful lives (in years)	15 years